SCHEDULE OF INVENTORIES (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 12,535,000	$ 13,471,000	$ 12,850,000
Work in process	591,000	513,000	474,000
Finished goods	3,530,000	3,247,000	3,653,000
Total inventory	$ 16,656,000	$ 17,231,000	$ 16,977,000